SUBSEQUENT EVENTS (Details Narrative) - USD ($)			12 Months Ended
	Jan. 25, 2024	Jul. 20, 2023	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Stock Issued During Period, Value, New Issues				$ 45,000
Common Stock [Member]
Restructuring Cost and Reserve [Line Items]
Stock Issued During Period, Value, New Issues			$ 10,000,000.0
Asset Purchase Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Payments to Acquire Productive Assets	$ 3,500,000
Pointe Medical Services Inc [Member]
Restructuring Cost and Reserve [Line Items]
Payments to Acquire Businesses, Gross		$ 15,800,000